UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Value Holdings, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   212-233-8040
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY        2/09/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             VALUE HOLDINGS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/06
                              RUN DATE: 12/31/06

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   53
                                        --------------------

Form 13F Information Table Value Total:           $108,154
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTH
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
 ACXIOM CORP                      COM         005125109       5,602   218,400 SH              SOLE          0      218,400
 ADMINISTAFF INC                  COM         007094105         539    12,600 SH              SOLE          0       12,600
 AGILYSYS INC                     COM         00847J105       1,055    62,993 SH              SOLE          0       62,993
 AMEDISYS INC                     COM         023436108         550    16,734 SH              SOLE          0       16,734
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       1,744    66,300 SH              SOLE          0       66,300
 BELDEN INC                       COM         77459105        1,458    37,300 SH              SOLE          0       37,300
 CHECKPOINT SYSTEMS INC           COM         162825103       2,093   103,600 SH              SOLE          0      103,600
 CIMAREX ENERGY                   COM         171798101       4,712   129,100 SH              SOLE          0      129,100
 COGNEX CORP                      COM         192422103         922    38,725 SH              SOLE          0       38,725
 COHERENT INC                     COM         192479103         848    26,872 SH              SOLE          0       26,872
 COMMSCOPE INC                    COM         203372107         995    32,650 SH              SOLE          0       32,650
 CRANE CO                         COM         224399105       3,404    92,900 SH              SOLE          0       92,900
 CSG SYS INTL INC                 COM         126349109       6,209   232,286 SH              SOLE          0      232,286
 CURTISS WRIGHT CORP              COM         231561101       2,966    80,000 SH              SOLE          0       80,000
 DATASCOPE CORP                   COM         238113104         746    20,472 SH              SOLE          0       20,472
 DIGITAL INSIGHT CORP             COM         25385P106       1,059    27,524 SH              SOLE          0       27,524
 DJ ORTHOPEDICS INC               COM         23325G104         385     9,000 SH              SOLE          0        9,000
 DYCOM INDS INC                   COM         267475101       2,719   128,740 SH              SOLE          0      128,740
 EFUNDS CORP                      COM         28224R101         663    24,100 SH              SOLE          0       24,100
 FORWARD AIR CORPORATION          COM         349853101       1,594    55,100 SH              SOLE          0       55,100
 GLOBAL PAYMENTS INC              COM         37940X102       4,311    93,120 SH              SOLE          0       93,120
 GREATBATCH INC                   COM         39153L106       1,530    56,822 SH              SOLE          0       56,822
 HEARTLAND EXPRESS INC            COM         422347104         381    25,333 SH              SOLE          0       25,333
 HYDRIL                           COM         448774109       1,774    23,598 SH              SOLE          0       23,598
 KAYDON CORP                      COM         486587108       5,426   136,550 SH              SOLE          0      136,550
 KEANE INC                        COM         486665102       1,414   118,750 SH              SOLE          0      118,750
 LINCOLN EDUCATIONAL SERVICES     COM         533535100         838    62,107 SH              SOLE          0       62,107
 MARINE PRODUCTS CORP             COM         568427108       1,638   139,532 SH              SOLE          0      139,532
 MARINEMAX INC                    COM         567908108         542    20,900 SH              SOLE          0       20,900
 THE MEN'S WEARHOUSE INC          COM         587118100         666    17,400 SH              SOLE          0       17,400
 MIDDLEBY CORP                    COM         596278101       2,039    19,479 SH              SOLE          0       19,479
 MKS INSTRUMENTS INC              COM         55306N104       5,756   254,932 SH              SOLE          0      254,932
 MOLECULAR DEVICES CORP           COM         60851C107       1,214    57,632 SH              SOLE          0       57,632
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       1,779    45,450 SH              SOLE          0       45,450
 MTS SYS CORP                     COM         553777103       1,869    48,382 SH              SOLE          0       48,382
 MUELLER INDUSTRIES INC           COM         624756102         777    24,500 SH              SOLE          0       24,500
 NCI BLDG SYS INC                 COM         628852105         704    13,600 SH              SOLE          0       13,600
 ODYSSEY HEALTHCARE INC           COM         67611V101         123     9,250 SH              SOLE          0        9,250
 OPEN SOLUTIONS INC               COM         68371P102         979    26,000 SH              SOLE          0       26,000
 PEROT SYSTEMS CORP SERIES A      COM         714265105       4,093   249,700 SH              SOLE          0      249,700
 PGT INC                          COM         69336V101         929    73,408 SH              SOLE          0       73,408
 PHARMACEUTICAL PROD DEV INC      COM         717124101       2,216    68,776 SH              SOLE          0       68,776
 PHARMANET DEVELOPMENT GROUP      COM         717148100       3,420   154,942 SH              SOLE          0      154,942
 PROVIDENCE SERVICE CORP          COM         743815102       1,323    52,643 SH              SOLE          0       52,643
 RADIATION THERAPY SERVICES       COM         750323206       2,869    91,024 SH              SOLE          0       91,024
 RC2 CORP                         COM         749388104       1,675    38,070 SH              SOLE          0       38,070
 ROLLINS INC                      COM         775711104       2,488   112,550 SH              SOLE          0      112,550
 SCANSOURCE INC                   COM         806037107         208     6,830 SH              SOLE          0        6,830
 SIMPSON MANUFACTURING CO INC     COM         829073105       2,334    73,750 SH              SOLE          0       73,750
 TECHNITROL INC                   COM         896239100       4,292   179,650 SH              SOLE          0      179,650
 VARIAN SEMICONDUCTOR EQPT ASSOC  COM         922207105       3,669    80,596 SH              SOLE          0       80,596
 VITAL SIGNS INC                  COM         928469105         537    10,764 SH              SOLE          0       10,764
 WABTEC CORP                      COM         929740108       4,079   134,250 SH              SOLE          0      134,250
